INCOME TAXES (Details 2) (PRC and Hong Kong entities, USD $)	Dec. 31, 2012	Dec. 31, 2011
PRC and Hong Kong entities
Net operating losses
Net operating losses	$ 10,735,545	$ 10,497,931
Valuation allowance	$ 2,698,322	$ 2,373,502